Leases - Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Reduction in the carrying amount of ROU assets	$ 1,910	$ 2,481	$ 2,254
Interest of operating lease liabilities	90	115	193
Expenses for short-term lease within 12 months	563	417	216
Total lease cost	$ 2,563	$ 3,013	$ 2,663